UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September30, 2011

Check here if Amendment           [_]; Amendment Number:

This amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Cooper Creek Partners Management LLC
Address:  60 East 42nd Street, Suite 2508
          New York, NY 10165


13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John McCleary
Title:   CFO
Phone:   646-291-2852


Signature, Place and Date of Signing:


/s/ John McCleary             New York, NY                November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X]      13F HOLDINGS REPORT.

[_]      13F NOTICE.

[_]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $56,835
                                          (thousands)


List of Other Included Managers:

No.        Form 13F File Number                 Name

None


								VALUE	 SHRS OR  	SH/	PUT/	INVESTMENT 	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP 		(X$1000) PRN AMT 	PRN	CALL 	DISCRETION	MANAGERS 	SOLE	 SHARED 	NONE

ANN INC				COM		035623107	2181 	95475		SH		SOLE		NONE		95475
CHARMING SHOPPES		COM		161133103	4901	1885067		SH		SOLE		NONE		1885067
COMVERSE TECHNOLOGY INC		COM		205862402	4628	655542		SH		SOLE		NONE		655542
CLEARWIRE CORP-CLASS A		COM		18538Q105	1648	436000		SH		SOLE		NONE		436000
DRYSHIPS INC			COM		Y2109Q101	2619	1119200		SH		SOLE		NONE		1119200
GEOKINETICS INC			COM		372910307	1910	789179		SH		SOLE		NONE		789179
ICF INTERNATIONAL INC		COM		44925C103	2646	140687		SH		SOLE		NONE		140687
LIZ CLAIBORNE INC		COM		539320101	3021	604142		SH		SOLE		NONE		604142
LORAL SPACE & COMMUNICATIONS	COM		543881106	1829	36500		SH		SOLE		NONE		36500
MI DEVELOPMENTS INC		COM		55304X104	1276	48056		SH		SOLE		NONE		48056
NORTHWEST PIPE CO		COM		667746101	3097	152651		SH		SOLE		NONE		152651
PARKER DRILLING CO		COM		701081101	1153	262611		SH		SOLE		NONE		262611
PILGRIM'S PRIDE CORP		COM		72147K108	4031	944139		SH		SOLE		NONE		944139
PRECISION DRILLING CORP		COM		74022D308	903	108936		SH		SOLE		NONE		108936
RITE AID CORP			COM		767754104	1137	1159948		SH		SOLE		NONE		1159948
SANDERSON FARMS INC		COM		800013104	2218	46700		SH		SOLE		NONE		46700
SEMGROUP CORP			COM		81663A105	4364	218650		SH		SOLE		NONE		218650
STAG INDUSTRIAL INC		COM		85254J102	2351	230503		SH		SOLE		NONE		230503
SUPERVALU INC			COM		868536103	3261	489646		SH		SOLE		NONE		489646
T.G.C. INDUSTRIES INC		COM		872417308	892	202742		SH		SOLE		NONE		202742
THQ INC				COM		872443403	1617	934600		SH		SOLE		NONE		934600
VERINT SYSTEMS INC		COM		92343X100	2366	90000		SH		SOLE		NONE		90000
WAUSAU PAPER CORP		COM		943315101	4434	693841		SH		SOLE		NONE		693841

